Financial Instruments and Related Risk Management - Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of financial liabilities [abstract]
Transfers between Level 1 and Level 2, assets	$ 0
Transfers between Level 1 and Level 2, liabilities	$ 0